Loss on impairment of long-lived assets (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($) rig	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Number of impaired rigs | rig		3	15
Loss on impairment of long-lived assets	$ 0	$ 414	$ 4,087	$ 0
Drilling units
Impaired Long-Lived Assets Held and Used [Line Items]
Loss on impairment of long-lived assets			$ 4,087